Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term	$ 415,978	$ 395,951
Total deposits	886,005	836,197
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	143,958	135,101
Notice	49,806	48,873
Term	100,968	86,180
Total deposits	294,732	270,154
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	253,113	238,617
Notice	13,867	8,606
Term	298,502	286,299
Total deposits	565,482	533,522
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	8,363	8,750
Notice	920	299
Term	16,508	23,472
Total deposits	25,791	32,521
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	405,434	382,468
Notice	64,593	57,778
Term	415,978	395,951
Total deposits	886,005	836,197
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	93,163	88,119
Notice	5,692	5,086
Term	137
Total deposits	98,992	93,205
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	228,386	213,747
Notice	15,306	15,112
Term	333,118	292,641
Total deposits	576,810	521,500
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,632	34,098
Total deposits	34,632	34,098
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	4,704	2,478
Notice	39,626	33,099
Term	41,776	67,211
Total deposits	86,106	102,788
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	760	564
Total deposits	760	564
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	33,073	32,930
Notice	825	1,412
Term	30,090	25,749
Total deposits	63,988	60,091
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,225	5,495
Notice	5	5
Total deposits	5,230	5,500
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,491	5,037
Notice	3,139	3,064
Term	10,857	10,350
Total deposits	$ 19,487	$ 18,451